Form 13F Cover Page


Filing for Quarter-Ending: March 31, 2009

Check here if Amendment:             ( )
 Amendment Number:
 This Amendment:                     ( )  is a reinstatement
                                     ( )  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                                Croft-Leominster, Inc.
Address:                             300 Water Street, 4th floor
                                     Baltimore, MD  21202

Form 13-F File Number:               28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                Carla Prescimone
Title:                               Assistant Vice President
Phone:                               410-576-0100

Signature, Place, and Date of Signing:

                               Baltimore, Maryland                  5/15/2009
-----------------------------------------------------------------------------
Signature                      City, State                          Date


Report Type (Check only one):

(X) 13F Holdings Report             Check here if all holdings of this reporting
                                    manager are reported in this report.

( ) 13F Notice                      Check here if no holdings reported are in
                                    this report, and all holdings are reported by other reporting manager(s).

( ) 13F Combination Report          Check here if a portion of the holdings for
                                    this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                none

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:          $
                                               (thousands)

  *NOTE: Unless Otherwise Indicated

   ITEM 6: Investment Discretion:            SOLE
   ITEM 7: Voting Authority:                 NONE

           SECURITY NAME               TITLE of CLASS       CUSIP          MARKET VALUE     QUANITY

                 *NOTE: Unless Otherwise Indicated

     ITEM 6: Investment Discretion:                SOLE
       ITEM 7: Voting Authority:                   NONE

 AAR Corp                                    COM          000361105           $ 1.2291          98,016
 ABB Ltd                                SPONSORED ADR     000375204           $ 3.0802         220,959
 AT&T Inc                                    COM          00206R102           $ 0.8495          33,709
 AXT Inc                                     COM          00246W103           $ 0.0112          13,000
 Abbott Labs                                 COM          002824100           $ 0.2427           5,089
 Aetna Inc New                               COM          00817Y108           $ 1.8728          76,976
 Albemarle Corp                              COM          012653101           $ 2.4388         112,028
 Allegheny Technologies Inc.                 COM          01741R102           $ 1.1571          52,763
 Allstate Corp                               COM          020002101           $ 2.6779         139,838
 Altera Corp                                 COM          021441100           $ 2.1348         121,640
 Ameren Corporation                          COM          023608102           $ 0.2858          12,326
 American Express Co                         COM          025816109           $ 0.8992          65,973
 Applied Materials Inc                       COM          038222105           $ 1.3827         128,623
 Archer Daniels Midland Co                   COM          039483102           $ 1.1777          42,393
 Asia Tigers Fund Inc                        COM          04516T105           $ 0.1614          14,821
 BP PLC                                 SPONSORED ADR     055622104           $ 0.2496           6,224
 Baldor Elec Co                              COM          057741100           $ 3.0226         208,602
 Bank of America Corp                        COM          060505104           $ 0.6100          89,449
 Bank of New York Mellon Corp                COM          064058100           $ 2.4283          85,958
 Berkshire Hathaway - CL A                   CL A         084670108           $ 0.4335               5
 Berkshire Hathaway - CL B                   CL B         084670207           $ 2.5831             916
 Boeing Co                                   COM          097023105           $ 0.2386           6,705
 Burlington Northn Santa Fe C                COM          12189T104           $ 0.2645           4,398
 CB Richard Ellis Group Inc                  CL A         12497t101           $ 1.5616         387,495
 CF Inds Hldgs Inc                           COM          125269100           $ 3.1092          43,711
 CVS Caremark Corporation                    COM          126650100           $ 4.1946         152,588
 Cablevision Sys Corp                  CL A NY CABLVS     12686C109           $ 2.0443         157,980
 Cadbury PLC                              SPONS ADR       12721e102           $ 0.2082           6,871
 Calpine Corp                              COM NEW        131347304           $ 2.1846         320,796
 Canadian Natl Ry Co                         COM          136375102           $ 0.8348          23,549
 Caterpillar Inc                             COM          149123101           $ 2.0561          73,537
 Cephalon, Inc.                              COM          156708109           $ 2.5460          37,386
 Cisco Sys Inc                               COM          17275R102           $ 4.2555         253,758
 Citigroup, Inc.                             COM          172967101           $ 0.2717         107,375
 Collective Brands Inc                       COM          19421w100           $ 2.9426         302,112
 Corning Inc                                 COM          219350105           $ 2.4282         182,986
 Covance Inc.                                COM          222816100           $ 0.3118           8,752
 Deere & Co                                  COM          244199105           $ 4.0237         122,413
 Du Pont E I  De Nemours & Co                COM          263534109           $ 3.5572         159,301
 Edison Intl                                 COM          281020107           $ 0.7475          25,945
 Edwards Lifesciences Corporati              COM          28176E108           $ 5.4011          89,083
 Exxon Mobil Corp                            COM          30231G102           $ 0.3451           5,068
 FMC Corp                                  COM NEW        302491303           $ 5.8313         135,172
 FPL Group Inc                               COM          302571104           $ 0.5381          10,607
 FirstEnergy Corp                            COM          337932107           $ 2.0188          52,301
 Flowserve Corp                              COM          34354P105           $ 1.1349          20,222
 Franklin Resources Inc                      COM          354613101           $ 0.8362          15,522
 Freeport McMoran Copper & Gold              COM          35671D857           $ 4.8698         127,784
 General Cable Corp Del New                  COM          369300108           $ 5.7310         289,150
 General Electric Co                         COM          369604103           $ 2.4331         240,664
 General Mills Inc                           COM          370334104           $ 0.3975           7,970
 Grubb & Ellis Co                       COM PAR $0.01     400095204           $ 0.0088          14,000
 Gulfport Energy Corp                      COM NEW        402635304           $ 0.2081          89,701
 Hewlett Packard Co                          COM          428236103           $ 0.2679           8,355
 Honeywell Intl Inc                          COM          438516106           $ 4.3038         154,481
 ITT Corp (New)                              COM          450911102           $ 3.9424         102,479
 ICON plc - Spons ADR                   SPONSORED ADR     45103T107           $ 1.8368         113,731
 International Business Machs                COM          459200101           $ 0.2853           2,945
 Johnson & Johnson                           COM          478160104           $ 5.5262         105,061
 Kansas City Southern                      COM NEW        485170302           $ 0.3043          23,938
 Laboratory Corp Amer Hldgs                COM NEW        50540R409           $ 0.3375           5,770
 Lexicon Pharmaceuticals Inc                 COM          528872104           $ 0.0135          12,400
 Liberty Media Corp New                 ENT COM SER A     53071M500           $ 5.3549         268,414
 Lowe's Companies                            COM          548661107           $ 5.3766         294,609
 Markel Corporation                          COM          570535104           $ 0.4448           1,567
 Marsh & McLennan Cos                        COM          571748102           $ 5.4539         269,326
 Masco Corp                                  COM          574599106           $ 0.0951          13,623
 McDonald's Corp.                            COM          580135101           $ 1.4285          26,177
 Merck & Co Inc                              COM          589331107           $ 1.2270          45,868
 Monsanto Co New                             COM          61166W101           $ 4.9435          59,489
 Nexen Inc.                                  COM          65334H102           $ 4.9965         294,604
 Nobel Learning Communities, In              COM          654889104           $ 0.1843          15,700
 Norfolk Southern Corp                       COM          655844108           $ 0.8605          25,497
 Novogen Limited                        SPONSORED ADR     67010F103           $ 0.0229          14,200
 Optical Cable Corp                        COM NEW        683827208           $ 0.0660          27,600
 PHC Inc Mass                               CL A          693315103           $ 0.0211          28,100
 PG&E Corp                                   COM          69331C108           $ 2.0452          53,512
 PMC-Sierra Inc                              COM          69344F106           $ 0.0841          13,200
 Penn West Energy Tr                       TR UNIT        707885109           $ 1.1232         118,358
 Pentair, Inc                                COM          709631105           $ 0.8934          41,228
 PerkinElmer, Inc.                           COM          714046109           $ 1.1375          89,079
 Petrohawk Energy Corp                       COM          716495106           $ 0.1988          10,340
 Pfizer Inc                                  COM          717081103           $ 2.0574         151,057
 Pharmaceutical Product Develop              COM          717124101           $ 4.0889         172,381
 Philip Morris Intl Inc                      COM          718172109           $ 3.5645         100,183
 Pinnacle West Capital Corp                  COM          723484101           $ 0.6970          26,243
 Plum Creek Timber Co Inc                    COM          729251108           $ 4.3399         149,290
 Potash Corp Sask Inc                        COM          73755L107           $ 2.7403          33,910
 Potlatch Corp New                           COM          737630103           $ 3.7212         160,465
 Pressure Biosciences Inc                    COM          74112E109           $ 0.0104          12,106
 Procter & Gamble                            COM          742718109           $ 2.9925          63,548
 Prudential Financial Inc.                   COM          744320102           $ 2.4529         128,966
 Schering Plough Corp                        COM          806605101           $ 0.8576          36,416
 Southern Union Co                           COM          844030106           $ 2.0644         135,637
 Southwestern Energy Co                      COM          845467109           $ 6.6122         222,708
 Staples Inc                                 COM          855030102           $ 0.2264          12,499
 Stryker Corp                                COM          863667101           $ 1.0847          31,865
 Suncor Energy Inc                           COM          867229106           $ 0.3972          17,882
 Terex Corporation                           COM          880779103           $ 2.1295         230,214
 3M Co.                                      COM          88579Y101           $ 3.9026          78,491
 Tortoise North Amrn Enrgy Co                COM          89147T103           $ 0.2558          20,631
 Trinity Inds Inc                            COM          896522109           $ 0.6009          65,747
 Ultra Petroleum Corp                        COM          903914109           $ 3.8790         108,079
 Unilever N V                            NY SHS NEW       904784709           $ 0.2345          11,966
 US Gold Corporation                    COM PAR $0.10     912023207           $ 0.0510          25,000
 United Technologies                         COM          913017109           $ 4.4866         104,389
 UnitedHealth Group Inc                      COM          91324P102           $ 2.1795         104,134
 Varian Inc.                                 COM          922206107           $ 0.2350           9,897
 Varian Medical Systems, Inc.                COM          92220P105           $ 0.3547          11,652
 Verisign, Inc.                              COM          92343E102           $ 2.8113         148,984
 Viacom Inc New                             CL B          92553P201           $ 0.8973          51,630
 Vitran Corp Inc                             COM          92850E107           $ 0.0552          10,500
 Waddell & Reed Financial - A               CL A          930059100           $ 1.1669          64,577
 Wells Fargo & Co.                           COM          949746101           $ 0.2148          15,084
 Weyerhaeuser Co                             COM          962166104           $ 6.8697         249,173
 Williams Cos Inc.                           COM          969457100           $ 4.8493         426,128
 Wyeth                                       COM          983024100           $ 4.0045          93,042
 Amdocs Ltd                                  ORD          G02602103           $ 2.9514         159,364
 Invesco Ltd                                 SHS          G491BT108           $ 4.2903         309,546
 Ace Ltd                                     SHS          H0023R105           $ 7.9283         196,244
 Foster Wheeler Ag                           COM          H27178104           $ 4.6704         267,341
 Rosetta Genomics Ltd                        SHS          M82183100           $ 0.0364          12,700
 Qiagen NV                                   ORD          N72482107           $ 4.4261         277,323
 Flextronics Intl Ltd                        ORD          Y2573F102           $ 0.5280         182,700

                                                                            $ 251.1547      11,933,554